Note 15 - Income Tax - Earning Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings before income tax	$ 257,898	$ 203,338
Canada Revenue Agency [Member] | Foreign Tax Jurisdiction [Member]
Earnings before income tax	58,459	34,600
Internal Revenue Service (IRS) [Member] | Domestic Tax Jurisdiction [Member]
Earnings before income tax	$ 199,439	$ 168,738